Pioneer High Yield Fund
Schedule of Investments  |  July 31, 2023

A: TAHYX	C: PYICX	R: TYHRX	Y: TYHYX

Schedule of Investments  |  7/31/23
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 97.4%
	Senior Secured Floating Rate Loan Interests — 1.5% of Net Assets*(a)
	Auto Parts & Equipment — 0.5%
2,277,955	First Brands Group LLC, First Lien 2021 Term Loan, 10.881% (Term SOFR + 500 bps), 3/30/27	$ 2,260,870
	Total Auto Parts & Equipment	$2,260,870

	Medical-Hospitals — 0.1%
372,931	Surgery Center Holdings, Inc., 2021 New Term Loan, 9.119% (Term SOFR + 375 bps), 8/31/26	$ 373,538
	Total Medical-Hospitals	$373,538

	Metal Processors & Fabrication — 0.4%
1,758,675	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 9.53% (Term SOFR + 400 bps), 10/12/28	$ 1,727,898
	Total Metal Processors & Fabrication	$1,727,898

	Oil-Field Services — 0.3%
1,375,693	ProFrac Holdings II LLC, Term Loan, 12.78% (Term SOFR + 725 bps), 3/4/25	$ 1,380,852
	Total Oil-Field Services	$1,380,852

	Physical Practice Management — 0.2%
1,659,842	Team Health Holdings, Inc., Extended Term Loan, 10.569% (Term SOFR + 525 bps), 3/2/27	$ 1,157,740
	Total Physical Practice Management	$1,157,740

	Total Senior Secured Floating Rate Loan Interests (Cost $7,239,191)	$6,900,898

Shares
	Common Stocks — 0.4% of Net Assets
	Automobile Components — 0.1%
6,967,063(b)	Ascent CNR Corp., Class A	$ 696,706
	Total Automobile Components	$696,706

	Oil, Gas & Consumable Fuels — 0.0%†
23(b)	Amplify Energy Corp.	$ 169
	Total Oil, Gas & Consumable Fuels	$169

1Pioneer High Yield Fund |  | 7/31/23

Shares		Value
	Passenger Airlines — 0.3%
90,545(b)+	Grupo Aeromexico SAB de CV	$ 1,216,639
	Total Passenger Airlines	$1,216,639

	Total Common Stocks (Cost $1,645,596)	$1,913,514

Principal Amount USD ($)
	Collateralized Mortgage Obligations—0.0%† of Net Assets
163,245	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)	$ 73,480
	Total Collateralized Mortgage Obligations (Cost $160,444)	$73,480

	Commercial Mortgage-Backed Security—0.2% of Net Assets
895,701(a)	Med Trust, Series 2021-MDLN, Class G, 10.586% (1 Month Term SOFR + 536 bps), 11/15/38 (144A)	$ 830,881
	Total Commercial Mortgage-Backed Security (Cost $895,701)	$830,881

	Convertible Corporate Bonds — 3.4% of Net Assets
	Airlines — 0.9%
1,437,000	Air Canada, 4.00%, 7/1/25	$ 1,945,199
2,286,000	Spirit Airlines, Inc., 1.00%, 5/15/26	2,012,108
	Total Airlines	$3,957,307

	Biotechnology — 0.4%
730,000	Insmed, Inc., 0.75%, 6/1/28	$ 627,800
1,244,000	Insmed, Inc., 1.75%, 1/15/25	1,184,910
	Total Biotechnology	$1,812,710

	Energy-Alternate Sources — 0.3%
1,619,000(c)	Enphase Energy, Inc., 3/1/28	$ 1,458,789
	Total Energy-Alternate Sources	$1,458,789

	Entertainment — 0.7%
2,508,000(c)	DraftKings Holdings, Inc., 3/15/28	$ 1,928,652
1,369,000	IMAX Corp., 0.50%, 4/1/26	1,281,795
	Total Entertainment	$3,210,447

Pioneer High Yield Fund |  | 7/31/232

Schedule of Investments  |  7/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Gas — 0.0%†
50	Macquarie Infrastructure Holdings LLC, 2.00%, 10/1/23	$ 49
	Total Gas	$49

	Pharmaceuticals — 0.2%
1,117,000	Revance Therapeutics, Inc., 1.75%, 2/15/27	$ 1,129,846
	Total Pharmaceuticals	$1,129,846

	Semiconductors — 0.2%
730,000	ON Semiconductor Corp., 0.50%, 3/1/29 (144A)	$ 888,904
	Total Semiconductors	$888,904

	Software — 0.7%
1,100,000	Bentley Systems, Inc., 0.375%, 7/1/27	$ 985,600
855,000	Jamf Holding Corp., 0.125%, 9/1/26	740,315
1,450,000	Verint Systems, Inc., 0.25%, 4/15/26	1,299,563
	Total Software	$3,025,478

	Total Convertible Corporate Bonds (Cost $15,887,271)	$15,483,530

	Corporate Bonds — 86.4% of Net Assets
	Advertising — 2.3%
300,000	Clear Channel International BV, 6.625%, 8/1/25 (144A)	$ 298,749
4,168,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	3,317,768
1,080,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29 (144A)	916,704
975,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 6/15/25 (144A)	962,645
3,591,000	Stagwell Global LLC, 5.625%, 8/15/29 (144A)	3,055,456
2,512,000	Summer BC Bidco B LLC, 5.50%, 10/31/26 (144A)	2,139,256
	Total Advertising	$10,690,578

	Aerospace & Defense — 0.8%
224,000	Bombardier, Inc., 7.50%, 3/15/25 (144A)	$ 224,788
1,176,000	Bombardier, Inc., 7.875%, 4/15/27 (144A)	1,172,255
1,100,000	Spirit AeroSystems, Inc., 9.375%, 11/30/29 (144A)	1,177,493
1,150,000	Triumph Group, Inc., 9.00%, 3/15/28 (144A)	1,181,204
	Total Aerospace & Defense	$3,755,740

	Airlines — 1.6%
573,300	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	$ 496,282
3Pioneer High Yield Fund |  | 7/31/23

Principal Amount USD ($)		Value
	Airlines — (continued)
875,417	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26 (144A)	$ 862,296
795,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.75%, 4/20/29 (144A)	769,654
1,000,000	Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd., 8.00%, 9/20/25 (144A)	1,008,830
4,177,000	VistaJet Malta Finance Plc/Vista Management Holding, Inc., 6.375%, 2/1/30 (144A)	3,535,706
1,035,000	VistaJet Malta Finance Plc/Vista Management Holding, Inc., 7.875%, 5/1/27 (144A)	959,670
	Total Airlines	$7,632,438

	Apparel — 0.3%
1,310,000	Hanesbrands, Inc., 9.00%, 2/15/31 (144A)	$ 1,339,440
	Total Apparel	$1,339,440

	Auto Manufacturers — 3.1%
1,015,000	Ford Motor Co., 6.10%, 8/19/32	$ 981,986
950,000	Ford Motor Credit Co. LLC, 2.70%, 8/10/26	851,593
1,900,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	1,570,572
3,110,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	2,845,836
1,635,000	Ford Motor Credit Co. LLC, 4.542%, 8/1/26	1,545,131
1,825,000	Ford Motor Credit Co. LLC, 5.113%, 5/3/29	1,704,129
1,000,000	Ford Motor Credit Co. LLC, 7.35%, 3/6/30	1,035,217
4,011,000	JB Poindexter & Co., Inc., 7.125%, 4/15/26 (144A)	3,959,780
	Total Auto Manufacturers	$14,494,244

	Auto Parts & Equipment — 1.8%
2,245,000	Adient Global Holdings, Ltd., 8.25%, 4/15/31 (144A)	$ 2,307,858
4,898,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, 2/1/28 (144A)	4,504,578
590,000	ZF North America Capital, Inc., 6.875%, 4/14/28 (144A)	599,325
885,000	ZF North America Capital, Inc., 7.125%, 4/14/30 (144A)	910,481
	Total Auto Parts & Equipment	$8,322,242

	Banks — 0.6%
250,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	$ 219,959
1,896,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	1,885,910
736,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	727,304
	Total Banks	$2,833,173

	Building Materials — 1.7%
2,461,000	Builders FirstSource, Inc., 4.25%, 2/1/32 (144A)	$ 2,135,470
Pioneer High Yield Fund |  | 7/31/234

Schedule of Investments  |  7/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Building Materials — (continued)
270,000	Builders FirstSource, Inc., 5.00%, 3/1/30 (144A)	$ 252,417
1,500,000	Builders FirstSource, Inc., 6.375%, 6/15/32 (144A)	1,492,286
3,035,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/29 (144A)	2,511,463
1,625,000	Knife River Corp., 7.75%, 5/1/31 (144A)	1,657,088
	Total Building Materials	$8,048,724

	Chemicals — 3.3%
1,521,000	LSF11 A5 HoldCo LLC, 6.625%, 10/15/29 (144A)	$ 1,269,991
3,858,000	Mativ Holdings, Inc., 6.875%, 10/1/26 (144A)	3,359,600
944,000	Olin Corp., 5.00%, 2/1/30	867,045
4,960,000	Olympus Water US Holding Corp., 9.75%, 11/15/28 (144A)	4,798,800
1,445,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.375%, 11/1/26 (144A)	1,328,183
2,880,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.125%, 4/1/29 (144A)	1,693,210
2,505,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	2,076,591
	Total Chemicals	$15,393,420

	Commercial Services — 5.0%
590,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29 (144A)	$ 450,067
1,410,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	1,346,431
1,025,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	871,250
2,030,000	Brink's Co., 5.50%, 7/15/25 (144A)	2,009,813
295,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	272,483
1,880,000	Garda World Security Corp., 7.75%, 2/15/28 (144A)	1,870,111
3,008,000	Garda World Security Corp., 9.50%, 11/1/27 (144A)	2,944,396
2,190,000	Neptune Bidco US, Inc., 9.29%, 4/15/29 (144A)	2,014,481
1,470,000	NESCO Holdings II, Inc., 5.50%, 4/15/29 (144A)	1,336,965
779,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, 4/15/24 (144A)	771,205
1,870,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26 (144A)	1,833,373
4,165,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	3,921,058
3,986,000	Sotheby's, 7.375%, 10/15/27 (144A)	3,531,050
	Total Commercial Services	$23,172,683

	Computers — 0.7%
1,435,000	KBR, Inc., 4.75%, 9/30/28 (144A)	$ 1,313,025
5Pioneer High Yield Fund |  | 7/31/23

Principal Amount USD ($)		Value
	Computers — (continued)
1,275,000	NCR Corp., 5.00%, 10/1/28 (144A)	$ 1,153,350
635,000	NCR Corp., 5.25%, 10/1/30 (144A)	565,458
	Total Computers	$3,031,833

	Cosmetics/Personal Care — 0.4%
1,980,000	Edgewell Personal Care Co., 5.50%, 6/1/28 (144A)	$ 1,876,050
	Total Cosmetics/Personal Care	$1,876,050

	Distribution/Wholesale — 0.7%
530,000	Ritchie Bros Holdings, Inc., 6.75%, 3/15/28 (144A)	$ 536,625
785,000	Ritchie Bros Holdings, Inc., 7.75%, 3/15/31 (144A)	818,130
1,840,000	Windsor Holdings III LLC, 8.50%, 6/15/30 (144A)	1,849,200
	Total Distribution/Wholesale	$3,203,955

	Diversified Financial Services — 5.2%
3,385,116(d)	Avation Capital SA, 8.25% (9.00% PIK or 8.25% Cash), 10/31/26 (144A)	$ 2,951,197
2,360,000	Bread Financial Holdings, Inc., 4.75%, 12/15/24 (144A)	2,294,686
495,000	GGAM Finance, Ltd., 7.75%, 5/15/26 (144A)	497,277
2,515,000	GGAM Finance, Ltd., 8.00%, 6/15/28 (144A)	2,552,725
3,549,639(d)	Global Aircraft Leasing Co., Ltd., 6.50% (7.25% PIK or 6.50% Cash), 9/15/24 (144A)	3,345,215
2,200,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/30 (144A)	1,853,951
1,150,000	OneMain Finance Corp., 3.875%, 9/15/28	944,437
1,958,000	OneMain Finance Corp., 5.375%, 11/15/29	1,696,309
510,000	OneMain Finance Corp., 9.00%, 1/15/29	518,211
3,538,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	3,133,141
1,628,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	1,431,220
2,885,000	United Wholesale Mortgage LLC, 5.75%, 6/15/27 (144A)	2,699,293
	Total Diversified Financial Services	$23,917,662

	Electric — 2.6%
875,000	Calpine Corp., 4.625%, 2/1/29 (144A)	$ 753,406
561,000	Calpine Corp., 5.25%, 6/1/26 (144A)	544,636
1,640,000	Clearway Energy Operating LLC, 3.75%, 2/15/31 (144A)	1,359,225
850,000	Clearway Energy Operating LLC, 3.75%, 1/15/32 (144A)	694,718
Pioneer High Yield Fund |  | 7/31/236

Schedule of Investments  |  7/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Electric — (continued)
1,437,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29 (144A)	$ 1,272,061
2,675,000	NRG Energy, Inc., 3.875%, 2/15/32 (144A)	2,070,015
59,107	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 (144A)	58,663
1,485,000	Talen Energy Supply LLC, 8.625%, 6/1/30 (144A)	1,541,252
1,075,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	948,850
2,852,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	2,757,682
	Total Electric	$12,000,508

	Electrical Components & Equipments — 1.1%
1,800,000	Energizer Holdings, Inc., 4.75%, 6/15/28 (144A)	$ 1,616,814
2,109,000	Energizer Holdings, Inc., 6.50%, 12/31/27 (144A)	2,049,458
1,390,000	WESCO Distribution, Inc., 7.125%, 6/15/25 (144A)	1,405,950
	Total Electrical Components & Equipments	$5,072,222

	Electronics — 0.5%
1,665,000	Coherent Corp., 5.00%, 12/15/29 (144A)	$ 1,498,500
795,000	Sensata Technologies, Inc., 3.75%, 2/15/31 (144A)	671,441
	Total Electronics	$2,169,941

	Engineering & Construction — 0.3%
1,450,000	TopBuild Corp., 4.125%, 2/15/32 (144A)	$ 1,244,100
	Total Engineering & Construction	$1,244,100

	Entertainment — 0.8%
1,230,000	Allwyn Entertainment Financing UK Plc, 7.875%, 4/30/29 (144A)	$ 1,254,430
1,115,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.625%, 3/1/30 (144A)	987,957
1,576,000	Scientific Games International, Inc., 7.25%, 11/15/29 (144A)	1,572,060
	Total Entertainment	$3,814,447

	Environmental Control — 1.1%
875,000	GFL Environmental, Inc., 4.00%, 8/1/28 (144A)	$ 783,074
3,176,000	GFL Environmental, Inc., 4.375%, 8/15/29 (144A)	2,831,930
1,337,000	Tervita Corp., 11.00%, 12/1/25 (144A)	1,403,850
	Total Environmental Control	$5,018,854

	Food — 2.0%
3,250,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.50%, 2/15/28 (144A)	$ 3,237,227
3,595,000	FAGE International SA/FAGE USA Dairy Industry, Inc., 5.625%, 8/15/26 (144A)	3,387,359
7Pioneer High Yield Fund |  | 7/31/23

Principal Amount USD ($)		Value
	Food — (continued)
885,000	US Foods, Inc., 4.625%, 6/1/30 (144A)	$ 796,013
1,835,000	US Foods, Inc., 4.75%, 2/15/29 (144A)	1,687,755
	Total Food	$9,108,354

	Forest Products & Paper — 0.5%
2,772,000	Mercer International, Inc., 5.125%, 2/1/29	$ 2,269,856
	Total Forest Products & Paper	$2,269,856

	Healthcare-Products — 0.6%
2,330,000	Medline Borrower LP, 3.875%, 4/1/29 (144A)	$ 2,040,316
1,020,000	Medline Borrower LP, 5.25%, 10/1/29 (144A)	904,922
	Total Healthcare-Products	$2,945,238

	Healthcare-Services — 1.5%
1,060,000	LifePoint Health, Inc., 5.375%, 1/15/29 (144A)	$ 750,263
1,960,000	Prime Healthcare Services, Inc., 7.25%, 11/1/25 (144A)	1,861,983
2,044,000	Surgery Center Holdings, Inc., 10.00%, 4/15/27 (144A)	2,091,738
2,480,000	US Acute Care Solutions LLC, 6.375%, 3/1/26 (144A)	2,167,098
	Total Healthcare-Services	$6,871,082

	Home Builders — 1.4%
3,790,000	Beazer Homes USA, Inc., 6.75%, 3/15/25	$ 3,763,752
1,525,000	KB Home, 4.00%, 6/15/31	1,327,817
1,865,000	M/I Homes, Inc., 3.95%, 2/15/30	1,613,225
	Total Home Builders	$6,704,794

	Household Products/Wares — 0.8%
4,350,000	Spectrum Brands, Inc., 3.875%, 3/15/31 (144A)	$ 3,587,691
	Total Household Products/Wares	$3,587,691

	Iron & Steel — 1.4%
1,474,000	Carpenter Technology Corp., 6.375%, 7/15/28	$ 1,451,478
2,715,000	Carpenter Technology Corp., 7.625%, 3/15/30	2,769,137
2,985,000	TMS International Corp., 6.25%, 4/15/29 (144A)	2,496,206
	Total Iron & Steel	$6,716,821

	Leisure Time — 3.0%
500,000	Carnival Corp., 10.50%, 2/1/26 (144A)	$ 527,057
475,000	Carnival Holdings Bermuda, Ltd., 10.375%, 5/1/28 (144A)	518,296
2,130,000	NCL Corp., Ltd., 5.875%, 3/15/26 (144A)	2,015,529
3,105,000	NCL Corp., Ltd., 7.75%, 2/15/29 (144A)	2,972,929
585,000	NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	532,350
Pioneer High Yield Fund |  | 7/31/238

Schedule of Investments  |  7/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Leisure Time — (continued)
855,000	Royal Caribbean Cruises, Ltd., 5.50%, 4/1/28 (144A)	$ 805,835
280,000	Royal Caribbean Cruises, Ltd., 7.25%, 1/15/30 (144A)	283,028
2,080,000	Royal Caribbean Cruises, Ltd., 11.625%, 8/15/27 (144A)	2,271,196
2,978,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	2,784,698
1,165,000	Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29 (144A)	1,083,718
	Total Leisure Time	$13,794,636

	Lodging — 0.9%
2,084,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29 (144A)	$ 1,862,658
2,556,000	Travel + Leisure Co., 6.625%, 7/31/26 (144A)	2,544,345
	Total Lodging	$4,407,003

	Media — 3.5%
3,103,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 2,455,404
2,290,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28 (144A)	2,116,260
2,869,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27 (144A)	2,691,690
620,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31 (144A)	616,467
78,000	Cengage Learning, Inc., 9.50%, 6/15/24 (144A)	78,222
200,000	CSC Holdings LLC, 5.00%, 11/15/31 (144A)	101,078
2,000,000	CSC Holdings LLC, 5.375%, 2/1/28 (144A)	1,670,137
3,688,000	CSC Holdings LLC, 7.50%, 4/1/28 (144A)	2,278,510
3,331,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	2,864,660
85,000	Univision Communications, Inc., 7.375%, 6/30/30 (144A)	82,732
1,695,000	VZ Secured Financing BV, 5.00%, 1/15/32 (144A)	1,377,395
	Total Media	$16,332,555

	Metal Fabricate/Hardware — 0.2%
1,230,000	Park-Ohio Industries, Inc., 6.625%, 4/15/27	$ 1,081,029
	Total Metal Fabricate/Hardware	$1,081,029

	Mining — 3.0%
1,856,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$ 1,539,998
1,109,000	Constellium SE, 3.75%, 4/15/29 (144A)	964,176
3,320,000	Eldorado Gold Corp., 6.25%, 9/1/29 (144A)	2,971,787
625,000	First Quantum Minerals, Ltd., 6.875%, 3/1/26 (144A)	616,406
9Pioneer High Yield Fund |  | 7/31/23

Principal Amount USD ($)		Value
	Mining — (continued)
1,680,000	First Quantum Minerals, Ltd., 6.875%, 10/15/27 (144A)	$ 1,651,810
3,295,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	3,373,256
2,503,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	1,927,310
900,000	Novelis Corp., 3.875%, 8/15/31 (144A)	749,433
	Total Mining	$13,794,176

	Miscellaneous Manufacturing — 0.9%
3,990,000	Trinity Industries, Inc., 7.75%, 7/15/28 (144A)	$ 4,059,731
	Total Miscellaneous Manufacturing	$4,059,731

	Oil & Gas — 10.9%
2,066,000	Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26 (144A)	$ 2,050,301
2,767,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.875%, 6/30/29 (144A)	2,497,758
3,545,000	Baytex Energy Corp., 8.75%, 4/1/27 (144A)	3,632,969
1,700,000	Civitas Resources, Inc., 8.375%, 7/1/28 (144A)	1,748,552
1,700,000	Civitas Resources, Inc., 8.75%, 7/1/31 (144A)	1,759,500
4,307,000	Energean Plc, 6.50%, 4/30/27 (144A)	3,923,677
2,740,000	Harbour Energy Plc, 5.50%, 10/15/26 (144A)	2,541,598
850,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30 (144A)	785,683
850,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 4/15/32 (144A)	772,587
2,558,000	International Petroleum Corp., 7.25%, 2/1/27 (144A)	2,377,661
1,365,000	Kosmos Energy, Ltd., 7.75%, 5/1/27 (144A)	1,253,538
1,990,000	Matador Resources Co., 6.875%, 4/15/28 (144A)	1,977,675
470,000	Nabors Industries, Inc., 7.375%, 5/15/27 (144A)	459,651
2,359,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	2,341,666
585,000	Noble Finance II LLC, 8.00%, 4/15/30 (144A)	601,819
2,790,000	Parkland Corp., 4.625%, 5/1/30 (144A)	2,448,370
608,000	Precision Drilling Corp., 6.875%, 1/15/29 (144A)	573,326
1,475,000	Seadrill Finance, Ltd., 8.375%, 8/1/30 (144A)	1,505,533
270,000(e)	Seadrill Finance, Ltd., 8.375%, 8/1/30 (144A)	275,589
1,628,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	1,554,740
1,635,000	Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24 (144A)	1,639,087
2,988,000	Southwestern Energy Co., 5.375%, 3/15/30	2,795,687
3,573,000	Strathcona Resources, Ltd., 6.875%, 8/1/26 (144A)	3,137,198
1,885,000	Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30	1,671,264
1,310,000	Transocean, Inc., 8.75%, 2/15/30 (144A)	1,360,081
430,000	Transocean Titan Financing, Ltd., 8.375%, 2/1/28 (144A)	443,975
Pioneer High Yield Fund |  | 7/31/2310

Schedule of Investments  |  7/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Oil & Gas — (continued)
2,049,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	$ 1,665,837
2,435,000	Valaris, Ltd., 8.375%, 4/30/30 (144A)	2,491,492
	Total Oil & Gas	$50,286,814

	Oil & Gas Services — 0.5%
2,115,000	Enerflex, Ltd., 9.00%, 10/15/27 (144A)	$ 2,128,102
	Total Oil & Gas Services	$2,128,102

	Packaging & Containers — 1.6%
1,768,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	$ 1,556,455
3,835,000	OI European Group BV, 4.75%, 2/15/30 (144A)	3,463,606
880,000	Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31 (144A)	894,274
1,810,000	Sealed Air Corp., 5.00%, 4/15/29 (144A)	1,689,562
	Total Packaging & Containers	$7,603,897

	Pharmaceuticals — 2.8%
2,906,000	AdaptHealth LLC, 5.125%, 3/1/30 (144A)	$ 2,404,490
3,300,000	Owens & Minor, Inc., 6.625%, 4/1/30 (144A)	3,021,073
4,600,000	P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (144A)	3,969,754
1,746,000	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	1,283,162
778,000	Teva Pharmaceutical Finance Netherlands III BV, 4.75%, 5/9/27	725,226
778,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	712,842
1,025,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/29	1,067,009
2,122,000	Tricida, Inc., 3.50%, 5/15/27	—
	Total Pharmaceuticals	$13,183,556

	Pipelines — 5.1%
3,340,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31 (144A)	$ 3,037,794
2,195,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 7.375%, 2/1/31 (144A)	2,189,429
2,606,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	2,555,626
1,215,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	1,123,875
3,520,000(f)(g)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	3,091,620
68,000	EnLink Midstream LLC, 5.375%, 6/1/29	64,722
1,375,000	EnLink Midstream LLC, 6.50%, 9/1/30 (144A)	1,383,980
11Pioneer High Yield Fund |  | 7/31/23

Principal Amount USD ($)		Value
	Pipelines — (continued)
547,000	EnLink Midstream Partners LP, 4.15%, 6/1/25	$ 526,542
685,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	545,007
1,313,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	1,080,482
1,295,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 1/15/27	1,274,483
4,126,000	Harvest Midstream I LP, 7.50%, 9/1/28 (144A)	4,054,977
1,010,000	Venture Global LNG, Inc., 8.125%, 6/1/28 (144A)	1,026,545
1,895,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	1,922,889
	Total Pipelines	$23,877,971

	Real Estate — 0.4%
2,470,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30	$ 1,927,168
	Total Real Estate	$1,927,168

	REITs — 3.1%
4,478,000	HAT Holdings I LLC/HAT Holdings II LLC , 3.375%, 6/15/26 (144A)	$ 4,044,632
3,435,000	Iron Mountain, Inc., 7.00%, 2/15/29 (144A)	3,446,817
3,500,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	2,525,939
2,890,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30 (144A)	1,911,012
2,090,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	1,453,878
785,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	780,306
	Total REITs	$14,162,584

	Retail — 4.0%
1,708,000	Abercrombie & Fitch Management Co., 8.75%, 7/15/25 (144A)	$ 1,732,612
4,370,000	Asbury Automotive Group, Inc., 4.625%, 11/15/29 (144A)	3,866,158
1,792,000	Bath & Body Works, Inc., 6.625%, 10/1/30 (144A)	1,731,760
1,845,000	Beacon Roofing Supply, Inc., 4.125%, 5/15/29 (144A)	1,629,781
2,035,000	Brinker International, Inc., 8.25%, 7/15/30 (144A)	2,046,131
845,000	Gap, Inc., 3.625%, 10/1/29 (144A)	630,118
465,000	Gap, Inc., 3.875%, 10/1/31 (144A)	332,526
275,000	GYP Holdings III Corp., 4.625%, 5/1/29 (144A)	245,630
2,294,000	Ken Garff Automotive LLC, 4.875%, 9/15/28 (144A)	2,009,862
Pioneer High Yield Fund |  | 7/31/2312

Schedule of Investments  |  7/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Retail — (continued)
3,775,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	$ 3,293,636
995,000	Macy's Retail Holdings LLC, 5.875%, 4/1/29 (144A)	924,305
	Total Retail	$18,442,519

	Software — 0.3%
1,431,000	AthenaHealth Group, Inc., 6.50%, 2/15/30 (144A)	$ 1,212,502
	Total Software	$1,212,502

	Telecommunications — 2.4%
4,507,000	Altice France Holding SA, 6.00%, 2/15/28 (144A)	$ 1,677,310
465,000	Altice France SA, 5.125%, 1/15/29 (144A)	324,112
2,180,000	Altice France SA, 5.125%, 7/15/29 (144A)	1,526,687
1,510,000	CommScope Technologies LLC, 5.00%, 3/15/27 (144A)	1,007,159
2,210,000	CommScope, Inc., 4.75%, 9/1/29 (144A)	1,702,555
829,000	CommScope, Inc., 8.25%, 3/1/27 (144A)	627,574
1,798,000	Level 3 Financing, Inc., 10.50%, 5/15/30 (144A)	1,862,486
2,685,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	2,261,470
	Total Telecommunications	$10,989,353

	Transportation — 1.4%
2,891,000	Carriage Purchaser, Inc., 7.875%, 10/15/29 (144A)	$ 2,276,315
2,009,000	Danaos Corp., 8.50%, 3/1/28 (144A)	2,030,014
2,510,000	Rand Parent LLC, 8.50%, 2/15/30 (144A)	2,360,187
3,590,000	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)	17,950
	Total Transportation	$6,684,466

	Trucking & Leasing — 0.3%
1,205,000	Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/1/27 (144A)	$ 1,254,604
	Total Trucking & Leasing	$1,254,604

	Total Corporate Bonds (Cost $438,194,265)	$400,458,756

13Pioneer High Yield Fund |  | 7/31/23

Shares		Value
	Rights/Warrants — 0.0%† of Net Assets
	Health Care Providers & Services — 0.0%†
2,136(b)(h)+	Option Care Health, Inc., 7/27/25	$ 8,758
2,136(b)(i)+	Option Care Health, Inc., 12/31/25	7,113
	Total Health Care Providers & Services	$15,871

	Trading Companies & Distributors — 0.0%†
GBP56,875(b)(j)	Avation Plc, 1/1/59	$ 36,495
	Total Trading Companies & Distributors	$36,495

	Total Rights/Warrants (Cost $—)	$52,366

Face Amount USD ($)
	Insurance-Linked Securities — 0.1% of Net Assets#
	Collateralized Reinsurance — 0.0%†
	Multiperil – Worldwide — 0.0%†
1,000,000(b)(k)+	Cypress Re 2017, 1/31/24	$ 100
555,123(b)(k)+	Dartmouth Re 2018, 1/31/24	83,218
39,000(b)(c)(k)+	Limestone Re 2019-2B, 10/1/23 (144A)	—
		$83,318

	Windstorm – Florida — 0.0%†
400,000(b)(k)+	Formby Re 2018, 2/29/24	$ 12,809
750,000(b)(k)+	Portrush Re 2017, 6/15/24	75
		$12,884

	Total Collateralized Reinsurance	$96,202

	Reinsurance Sidecars — 0.1%
	Multiperil – U.S. — 0.0%†
1,400,000(b)(l)+	Harambee Re 2018, 12/31/24	$ —
973,488(b)(l)+	Harambee Re 2019, 12/31/24	1,752
		$1,752

	Multiperil – Worldwide — 0.1%
1,067,182(b)(k)+	Berwick Re 2019-1, 12/31/24	$ 170,216
411,569(b)(l)+	Lorenz Re 2019, 6/30/24	4,568
900,000(k)+	Merion Re 2018-2, 12/31/24	62,986
600,000(l)+	Thopas Re 2019, 12/31/24	1,980
300,000(b)(l)+	Viribus Re 2018, 12/31/24	—
127,384(b)(l)+	Viribus Re 2019, 12/31/24	905
Pioneer High Yield Fund |  | 7/31/2314

Schedule of Investments  |  7/31/23
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
405,831(b)(k)+	Woburn Re 2018, 12/31/24	$ 8,049
419,863(b)(k)+	Woburn Re 2019, 12/31/24	72,670
		$321,374

	Total Reinsurance Sidecars	$323,126

	Total Insurance-Linked Securities (Cost $1,192,716)	$419,328

Shares
	SHORT TERM INVESTMENTS — 5.4% of Net Assets
	Open-End Fund — 5.4%
25,308,309(m)	Dreyfus Government Cash Management, Institutional Shares, 5.14%	$ 25,308,309
		$25,308,309

	TOTAL SHORT TERM INVESTMENTS (Cost $25,308,309)	$25,308,309

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 97.4% (Cost $490,523,493)	$451,441,062
	OTHER ASSETS AND LIABILITIES — 2.6%	$11,830,524
	net assets — 100.0%	$463,271,586

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At July 31, 2023, the value of these securities amounted to $352,355,362, or 76.1% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2023.
(b)	Non-income producing security.
(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
15Pioneer High Yield Fund |  | 7/31/23

(e)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at July 31, 2023.
(h)	Option Care Health, Inc., 7/27/25 warrants are exercisable into 2,136 shares.
(i)	Option Care Health, Inc., 12/31/25 warrants are exercisable into 2,136 shares.
(j)	Avation Plc, 1/1/59 warrants are exercisable into 56,875 shares.
(k)	Issued as participation notes.
(l)	Issued as preference shares.
(m)	Rate periodically changes. Rate disclosed is the 7-day yield at July 31, 2023.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at July 31, 2023.
†	Amount rounds to less than 0.1%.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Berwick Re 2019-1	12/31/2018	$127,519	$170,216
Cypress Re 2017	1/24/2017	3,361	100
Dartmouth Re 2018	1/18/2018	191,651	83,218
Formby Re 2018	7/9/2018	1,243	12,809
Harambee Re 2018	12/19/2017	29,723	—
Harambee Re 2019	4/24/2019	—	1,752
Limestone Re 2019-2B	6/20/2018	287	—
Lorenz Re 2019	7/10/2019	77,293	4,568
Merion Re 2018-2	12/28/2017	—	62,986
Portrush Re 2017	6/12/2017	575,239	75
Thopas Re 2019	12/21/2018	—	1,980
Viribus Re 2018	12/22/2017	6,335	—
Viribus Re 2019	3/25/2019	—	905
Woburn Re 2018	3/20/2018	121,896	8,049
Woburn Re 2019	1/30/2019	58,169	72,670
Total Restricted Securities			$419,328
% of Net assets			0.1%
Pioneer High Yield Fund |  | 7/31/2316

Schedule of Investments  |  7/31/23
(unaudited) (continued)
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation (Depreciation)	Market Value
31,550,000	Markit CDX North America High Yield Index Series 40	Pay	5.00%	6/20/28	$(460,597)	$(830,657)	$(1,291,254)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(460,597)	$(830,657)	$(1,291,254)
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(3)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation (Depreciation)	Market Value
1,601,600	Markit CDX North America High Yield Series 33	Receive	5.00%	12/20/24	$(1,695)	$57,483	$55,788
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION					$(1,695)	$57,483	$55,788
TOTAL SWAP CONTRACTS					$(462,292)	$(773,174)	$(1,235,466)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
(3)	Receives quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
GBP	— Great British Pound
17Pioneer High Yield Fund |  | 7/31/23

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of July 31, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$6,900,898	$—	$6,900,898
Common Stocks
Automobile Components	—	696,706	—	696,706
Oil, Gas & Consumable Fuels	169	—	—	169
Passenger Airlines	—	—	1,216,639	1,216,639
Collateralized Mortgage Obligations	—	73,480	—	73,480
Commercial Mortgage-Backed Security	—	830,881	—	830,881
Convertible Corporate Bonds	—	15,483,530	—	15,483,530
Corporate Bonds	—	400,458,756	—	400,458,756
Rights/Warrants
Health Care Providers & Services	—	—	15,871	15,871
Trading Companies & Distributors	36,495	—	—	36,495
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Worldwide	—	—	83,318	83,318
Windstorm – Florida	—	—	12,884	12,884
Reinsurance Sidecars
Multiperil – U.S.	—	—	1,752	1,752
Multiperil – Worldwide	—	—	321,374	321,374
Open-End Fund	25,308,309	—	—	25,308,309
Total Investments in Securities	$25,344,973	$424,444,251	$1,651,838	$451,441,062
Other Financial Instruments
Swap contracts, at value	$—	$(1,235,466)	$—	$(1,235,466)
Total Other Financial Instruments	$—	$(1,235,466)	$—	$(1,235,466)
During the period ended July 31, 2023, there were no significant transfers in or out of Level 3.
Pioneer High Yield Fund |  | 7/31/2318